Employee benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period	€ 2,550	€ 2,976	€ 4,177
Service cost	312	427	484
Interest costs	(27)	(62)	(47)
Actuarial (loss) gain	(394)	(790)	(584)
Net defined benefit liability (asset) at end of period	2,441	2,550	2,976
Decrease in net defined benefit liability	2,441	€ 2,550	2,976
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset) at beginning of period			€ (1,054)
Net defined benefit liability (asset) at end of period	(1,054)
Decrease in net defined benefit liability	€ (1,054)